Organization and Reorganization - Comprehensive loss of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Net (loss)/profit from continuing operations	¥ 0	$ 0	¥ 0
Consolidated VIEs without recourse to primary beneficiary
Variable Interest Entity [Line Items]
Net revenues	43,012		57,846
Net loss	¥ (10,821)		¥ (8,587)